TAXES ON INCOME (TAX BENEFIT) (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Benefit Expenses [Line Items]
Net (loss) income before taxes	$ (5,084)	$ 7,657	$ 14,672
Average Statutory tax rates	22.00%	28.00%	27.00%
Theoretical tax	(1,118)	2,144	3,961
Change in taxes resulting from effect of “privileged enterprise” status	2,569	(1,120)	(3,266)
Non-deductible expenses	577	1,235	(641)
Change in valuation allowance and deferred taxes	(2,887)	(1,775)	1,951
Other	(65)	(315)	457
Income Tax Reconciliation, Other Reconciling Items	194	(1,975)	(1,499)
Actual tax (benefit) expense	$ (924)	$ 169	$ 2,462